Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
5.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities consist of the following:

	March 31, 2026	June 30, 2025
	$	$
Trade payables	225,051	277,856
Accrued research and development expenses	126,767	65,204
Employee compensation, benefits and related accruals	373,540	417,927
Accrued general and administrative expenses	286,193	469,858

Accounts payable and accrued liabilities	1,011,551	1,230,845

6.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities consist of the following:

	June 30, 2025	June 30, 2024
	$	$
Trade payables	370,142	626,190
Accrued research and development expenses	73,143	242,066
Inventory related accruals	735	41,004
Employee compensation, benefits and related accruals	490,405	488,278
Accrued general and administrative expenses	469,858	256,473

Accounts payable and accrued liabilities	1,404,283	1,654,011